[PHOTO OMITTED]

       Smith Barney
       California
       Municipals
       Fund Inc.

       [PHOTO OMITTED]

       ------------------
       SEMI-ANNUAL REPORT
       ------------------

       August 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(sm)

Smith Barney California
Municipals Fund Inc.
--------------------------------------------------------------------------------

The Smith Barney California Municipals Fund Inc. ("Fund") seeks to provide California investors with as high a level of dividend income exempt from Federal income taxes and California state personal income tax as is consistent with prudent investment management and the preservation of capital.

Smith Barney California Municipals Fund Inc.
Average Annual Total Returns
August 31, 1998

                                                   Without Sales Charges(1)
                                              ---------------------------------
                                              Class A      Class B    Class L(2)
================================================================================
Six Months+                                    2.79%        2.54%        2.51%
--------------------------------------------------------------------------------
One-Year                                       9.22         8.61         8.63
--------------------------------------------------------------------------------
Five-Year                                      7.46         6.90          N/A
--------------------------------------------------------------------------------
Ten-Year                                       8.66          N/A          N/A
--------------------------------------------------------------------------------
Since Inception++                              9.11         8.14        11.23
================================================================================

                                                    With Sales Charges(3)
                                              ---------------------------------
                                              Class A      Class B    Class L(2)
================================================================================
Six Months+                                   (1.33)%      (1.96)%       0.50%
--------------------------------------------------------------------------------
One-Year                                       4.86         4.11         6.53
--------------------------------------------------------------------------------
Five-Year                                      6.59         6.74          N/A
--------------------------------------------------------------------------------
Ten-Year                                       8.21          N/A          N/A
--------------------------------------------------------------------------------
Since Inception++                              8.80         8.14        10.94
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.50% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

"The largest state economy now appears to be running on all cylinders as real estate prices throughout the state have shown marked improvements. Existing home sales in California through June have increased roughly 19%, while the median price of a home in California has increased approximately 11% so far this year. Furthermore, California's office vacancy rate is among the lowest in the U.S."

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A                    SHRCX
               Class B                    SCABX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter............................................................ 1

Historical Performance........................................................ 3

Smith Barney California Municipals Fund Inc.
at a Glance................................................................... 5

Schedule of Investments....................................................... 6

Statement of Assets and Liabilities.......................................... 20

Statement of Operations...................................................... 21

Statements of Changes in Net Assets.......................................... 22

Notes to Financial Statements................................................ 23

Financial Highlights......................................................... 26

Additional Shareholder Information........................................... 28

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO OMITTED]                         [PHOTO OMITTED]

Heath B. McLendon                       Joseph P. Deane

Chairman                                Vice President and
                                        Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the period ended August 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended August 31, 1998, the Fund had a total return of 2.79%, 2.54% and 2.51% for its Class A, B and L shares, respectively. In comparison, the Fund's Lipper Analytical Services, Inc. California municipal peer group average posted a total return of 1.41% for the same period. (Lipper is a major fund-tracking organization.) Over the six-month period covered by this report, the Fund distributed income dividends totaling $0.41 per Class A share. Based on its net asset value ("NAV") of $17.05 as of August 31, 1998, and the current monthly income dividend of $0.065 for Class A shares, this equates to an annualized distribution rate of 4.57%. For a California resident in the combined federal and state income tax bracket of 45.22%, the Fund's tax-free yield of 4.57% is equivalent to a taxable yield of 8.34%.

Municipal Bond Market Update

The municipal bond market has been in a positive state of mind for quite a while now. Recent events in Asia and Russia have accelerated the flow of capital specifically into U.S. government bonds. These factors have created a very positive interest rate backdrop for the tax-exempt market with increased capital flows into the U.S., very modest inflation and a potential slowing of the U.S. economy due to the economic slowdown of several of our trading partners. This is the lowest long-term interest rate we have seen since the 1960's.

The rates for municipal bonds have also moved lower, but not to the same degree as U.S. government bonds. The municipal bond market doesn't benefit from foreign money flows, because the benefits of tax-exemption are only valuable to U.S. taxpayers.

New-issue supply of municipal bonds in 1998 has been quite heavy. The municipal bond market is on pace to surpass the record volume underwritten in 1993. These two factors - pressure toward lower rates and heavy municipal bond issuance - have led to a market that we believe is very reasonably priced versus taxable bonds, and has led to a flatter yield curve than we've seen in many years. The difference in yields between intermediate municipal bonds maturity and very long-term bonds is minimal. And, in our view, the yield differential between very high-grade paper and much weaker credits has never been lower. These investors are not in, our opinion, being adequately compensated for the added risk.

California Economic Highlights

Prior to 1990, the structural underpinnings of California's economy were buttressed by its strong economic growth due in large part to its aerospace and defense industries and a continually appreciating real estate market. However, during the past several years, the Golden State's economic recovery has been mainly driven by the growth of new, more diversified industries absent the benefit of rising real estate values (a condition which has changed recently.) The


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   1
nation's largest state economy now appears to be running on all cylinders as real estate prices throughout the state have shown marked improvements. Existing home sales in California through June have increased roughly 19%, while the median price of a home in California has increased approximately 11% so far this year. Furthermore, California's office vacancy rate is among the lowest in the U.S.

We think these gains, coupled with California's lowest unemployment levels in eight years and an annual state gross domestic product ("GDP") of more than $1 trillion, should allow California to remain a competitive economic force for many years to come.

Investment Strategy

As noted, the Fund seeks to provide California investors with as high a level of dividend income exempt from Federal income taxes and California state personal income tax as is consistent with conservative investment management and the preservation of capital. The Fund's average weighted maturity is approximately
18.5 years.

As of August 31, 1998, approximately 99% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc., with approximately 68% of the Fund invested in AAA bonds, the highest possible rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Rating Service, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.) The Smith Barney California Municipals Fund's largest holdings are concentrated in water and sewer bonds (20.9%), hospital bonds (12.2%) and education bonds (7.9%).

Our investment strategy has recently been quite simple: we have avoided very long-term debt and lower-rated issues. We have been concentrating our purchases in very high-grade bonds with maturities between 12 and 20 years. Our coupon structure has also become somewhat higher. At today's record low interest rates, we are taking a more conservative approach to the market. Our experience indicates conditions are near perfect for bonds at the moment and prudence suggests we take advantage of these conditions.

Municipal Bond Market Outlook

Our outlook for the municipal bond market for the next six months carries a caveat. If economic conditions around the world do not get much worse, then interest rates have fallen to levels that seem appropriate. If things continue to deteriorate beyond today's levels, then there could be more downward pressure on interest rates in the U.S. We will be monitoring these events very closely for our shareholders. Thank you for investing in the Smith Barney California Municipals Fund.

Sincerely,

/s/ Heath B. McLendon               /s/ Joseph P. Deane

Heath B. McLendon                   Joseph P. Deane
Chairman                            Vice President and
                                    Investment Officer

September 15, 1998


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                             -----------------------
                             Beginning        End         Income      Capital Gain     Return        Total
Period Ended                 of Period     of Period     Dividends    Distributions  of Capital    Returns(1)
=============================================================================================================
8/31/98                       $16.99        $17.05         $0.41         $0.00         $0.00          2.79%+
-------------------------------------------------------------------------------------------------------------
2/28/98                        16.26         16.99          0.84          0.23          0.00         11.44
-------------------------------------------------------------------------------------------------------------
2/28/97                        16.31         16.26          0.85          0.20          0.00          6.37
-------------------------------------------------------------------------------------------------------------
2/29/96                        15.40         16.31          0.84          0.03          0.00         11.93
-------------------------------------------------------------------------------------------------------------
2/28/95                        16.15         15.40          0.89          0.19          0.00          2.46
-------------------------------------------------------------------------------------------------------------
2/28/94                        16.70         16.15          0.84          0.65          0.00          5.92
-------------------------------------------------------------------------------------------------------------
2/28/93                        15.78         16.70          0.97          0.29          0.04         14.76
-------------------------------------------------------------------------------------------------------------
2/29/92                        15.66         15.78          1.05          0.27          0.00          9.50
-------------------------------------------------------------------------------------------------------------
2/28/91                        15.61         15.66          1.07          0.12          0.00          8.29
-------------------------------------------------------------------------------------------------------------
2/28/90                        15.33         15.61          1.07          0.00          0.00          9.02
-------------------------------------------------------------------------------------------------------------
2/28/89                        15.49         15.33          1.12          0.03          0.00          6.67
=============================================================================================================
  Total                                                    $9.95         $2.01         $0.04
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                             -----------------------
                             Beginning        End         Income      Capital Gain     Return        Total
Period Ended                 of Period     of Period     Dividends    Distributions  of Capital    Returns(1)
=============================================================================================================
8/31/98                       $16.98        $17.04         $0.36         $0.00         $0.00          2.54%+
-------------------------------------------------------------------------------------------------------------
2/28/98                        16.25         16.98          0.76          0.23          0.00         10.88
-------------------------------------------------------------------------------------------------------------
2/28/97                        16.32         16.25          0.77          0.20          0.00          5.73
-------------------------------------------------------------------------------------------------------------
2/29/96                        15.40         16.32          0.76          0.03          0.00         11.39
-------------------------------------------------------------------------------------------------------------
2/28/95                        16.15         15.40          0.80          0.19          0.00          1.89
-------------------------------------------------------------------------------------------------------------
2/28/94                        16.70         16.15          0.76          0.65          0.00          5.40
-------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93          15.84         16.70          0.28          0.29          0.01          9.27+
=============================================================================================================
  Total                                                    $4.49         $1.59         $0.01
=============================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                 Net Asset Value
                             -----------------------
                             Beginning        End         Income      Capital Gain     Return        Total
Period Ended                 of Period     of Period     Dividends    Distributions  of Capital    Returns(1)
=============================================================================================================
8/31/98                       $16.97        $17.03         $0.36         $0.00         $0.00          2.51%+
-------------------------------------------------------------------------------------------------------------
2/28/98                        16.24         16.97          0.75          0.23          0.00         10.83
-------------------------------------------------------------------------------------------------------------
2/28/97                        16.31         16.24          0.77          0.20          0.00          5.68
-------------------------------------------------------------------------------------------------------------
2/29/96                        15.40         16.31          0.76          0.03          0.00         11.30
-------------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95          14.19         15.40          0.23          0.19          0.00         11.72+
=============================================================================================================
  Total                                                    $2.87         $0.65         $0.00
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   3

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                              Without Sales Charges(1)
                                    --------------------------------------------
                                    Class A           Class B           Class L
================================================================================
Six Months Ended 8/31/98+             2.79%             2.54%             2.51%
--------------------------------------------------------------------------------
Year Ended 8/31/98                    9.22              8.61              8.63
--------------------------------------------------------------------------------
Five Years Ended 8/31/98              7.46              6.90               N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/98               8.66               N/A               N/A
--------------------------------------------------------------------------------
Inception* through 8/31/98            9.11              8.14             11.23
================================================================================

                                               With Sales Charges(2)
                                    --------------------------------------------
                                    Class A           Class B           Class L
================================================================================
Six Months Ended 8/31/98+            (1.33)%           (1.96)%            0.50%
--------------------------------------------------------------------------------
Year Ended 8/31/98                    4.86              4.11              6.53
--------------------------------------------------------------------------------
Five Years Ended 8/31/98              6.59              6.74               N/A
--------------------------------------------------------------------------------
Ten Years Ended 8/31/98               8.21               N/A               N/A
--------------------------------------------------------------------------------
Inception* through 8/31/98            8.80              8.14             10.94
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                              Without Sales Charges(1)
================================================================================
Class A (8/31/88 through 8/31/98)                     129.41%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/98)                   57.64
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/98)                   49.81
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Fund Average+

--------------------------------------------------------------------------------

                           August 1988 -- August 1998

  [The following table was depicted as a line graph in the printed material.]

                       SB Cal Muni    Lehman Muni Bond      Lipper Cal

         8/88              9,599           10,000             10,000
         2/89             10,150           10,465             10,551
         2/90             11,066           11,539             11,497
         2/91             11,983           12,604             12,424
         2/92             12,922           13,862             13,608
         2/93             14,830           15,771             15,511
         2/94             15,706           16,644             16,366
         2/95             16,090           16,958             16,406
         2/96             18,071           18,831             18,110
         2/97             19,223           19,869             18,983
         2/98             21,422           21,686             20,764
         8/98             22,021           22,432             21,443

--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1998. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 107 mutual funds investing in California municipal bonds as of August 31, 1998. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification*
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

 7.9%        Education
 6.4%        General Obligation
12.2%        Hospitals
 3.7%        Housing: Multi-Family
 2.6%        Housing: Single-Family
 3.4%        Pollution Control Revenue
 3.7%        Pre-Refunded
 1.8%        Solid Waste
 4.0%        Tax Allocation
 2.5%        Transportation
 4.7%        Utilities
20.9%        Water & Sewer
26.2%        Other

*     As a percentage of total investments.

Summary of Investments by Combined Ratings
--------------------------------------------------------------------------------
                         Standard                 Percentage
      Moody's            & Poor's            of Total Investments
--------------------------------------------------------------------------------
        Aaa                 AAA                      68.4%

        Aa                  AA                        8.9

         A                   A                       15.9

        Baa                 BBB                       5.4

        Ba                  BB                        0.1

     VMIG 1/P-1             A-1                       0.7

        NR                  NR                        0.6
                                                  --------

                                                    100.0%
                                                  ========

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Education -- 7.9%
          $2,000,000       AAA        Adelanto School District, Series B, FGIC-Insured,
                                        zero coupon due 9/1/18                                                         $   732,500
                                      California Educational Facilities Authority Revenue:
           6,125,000       Baa3*        Pooled College & University Project, Series A, 5.500% due 7/1/15                 6,354,688
                                        Southwestern University Project:
           2,635,000       A3*            6.600% due 11/1/14                                                             2,964,375
           4,505,000       A3*            6.700% due 11/1/24                                                             5,028,706
           2,500,000       A3*          University of San Diego, 6.500% due 10/1/22                                      2,787,500
                                      California State Public Works Board, Lease Revenue:
           1,000,000       A            High Technology Facility, San Jose Facilities, Series A,
                                          7.750% due 8/1/06                                                              1,215,000
                                        Various California State University Projects:
                                          Series B:
           3,085,000       A                5.400% due 9/1/13                                                            3,231,536
           3,245,000       A                5.450% due 9/1/14                                                            3,399,137
           2,425,000       A                5.500% due 9/1/15                                                            2,531,094
           1,400,000       A                5.550% due 9/1/16                                                            1,461,250
                                          Series C, AMBAC-Insured:
           6,590,000       AAA              5.000% due 9/1/13                                                            6,754,750
           6,000,000       AAA              5.000% due 9/1/14                                                            6,120,000
           6,000,000       AAA        Campbell Unified School District, FGIC-Insured, 5.000% due 8/1/17                  6,030,000
           1,400,000       AAA        Eastside Unified High School District, Santa Clara County, Series B,
                                        FGIC-Insured, 5.000% due 9/1/18                                                  1,398,250
           1,750,000       AAA        Escondito Unified School District, Series A, FGIC-Insured,
                                        5.125% due 9/1/15                                                                1,791,562
           2,545,000       AAA        King City, CA Joint Unified High School District, FGIC-Insured,
                                        5.000% due 8/1/15                                                                2,579,993
           2,000,000       AAA        Lancaster School District COP, FSA-Insured, 5.125% due 4/1/14                      2,065,000
           2,300,000       AAA        Rio Linda Unified School District, FSA-Insured, 5.250% due 8/1/17                  2,354,625
                                      San Diego Community College District, Lease Revenue, MBIA-Insured:
           1,250,000       AAA          6.125% due 12/1/16                                                               1,439,062
           3,460,000       AAA          5.250% due 12/1/21                                                               3,771,400
           1,530,000       AAA        Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                   1,661,963
                                      Standard School District COP, (Capital Improvement Project), Series A:
             320,000       A-           6.200% due 3/1/10                                                                  345,600
             340,000       A-           6.250% due 3/1/11                                                                  366,350
           4,500,000       A3*        Ukiah Unified School District COP, (Measure A Capital Projects),
                                        6.000% due 9/1/10                                                                4,747,500
           2,600,000       AAA        Victor Valley Unified High School District,
                                        MBIA-Insured, 5.750% due 11/1/17                                                 2,811,250
           1,000,000       AAA        Windsor, CA Unified School District COP, (Capital Projects),
                                        FSA-Insured, 5.200% due 6/1/18                                                   1,017,500
           2,500,000       Baa1*      Yuba City Unified School District COP, (Ardors Karperos
                                        School Construction Project), 6.700% due 2/1/13                                  2,715,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        77,676,216
----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Electric -- 0.7%
                                      Sacramento Power Authority, Cogeneration Project Revenue:
         $ 1,800,000       BBB-         6.500% due 7/1/07                                                              $ 2,047,500
           1,800,000       BBB-         6.500% due 7/1/08                                                                2,022,750
           2,200,000       BBB-         6.500% due 7/1/09(a)                                                             2,458,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,528,750
----------------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity(b) -- 5.6%
             270,000       AAA        Contra Costa County Home Mortgage Revenue, Mortgage Backed
                                        Securities Program, GNMA-Collateralized, 7.750% due 5/1/22                         353,815
             100,000       AAA        Kern High School District, Series C, MBIA-Insured,
                                        8.750% due 8/1/03                                                                  121,750
                                      San Joaquin Hills California Transportation Corridor Agency
                                        Toll Road Revenue:
           5,000,000       AAA            Zero coupon due 1/1/14(a)                                                      2,400,000
          60,000,000       AAA            Zero coupon due 1/1/16(a)                                                     25,725,000
          17,500,000       AAA            Zero coupon due 1/1/17(a)                                                      7,109,375
          25,000,000       AAA            Zero coupon due 1/1/18(a)                                                      9,656,250
          20,000,000       AAA            Zero coupon due 1/1/19(a)                                                      7,350,000
             845,000       AAA        Santa Rosa Hospital Revenue, (Santa Rosa Hospital
                                        Memorial Project), 10.300% due 3/1/11                                            1,125,963
           1,250,000       BBB        Sequoia Hospital District Revenue, 5.375% due 8/15/23                              1,307,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        55,149,966
----------------------------------------------------------------------------------------------------------------------------------
General Obligation -- 6.4%
                                      California State GO:
          30,000,000       AAA          AMBAC-Insured, 5.000% due 10/1/18                                               29,962,500
                                        Veterans Series:
             455,000       A+             Series AL, 9.700% due 4/1/02                                                     542,588
             725,000       A+             Series AM, 9.000% due 10/1/02                                                    863,656
                                          Series AT:
           4,000,000       A+               9.700% due 2/1/01(a)                                                         4,540,000
           1,000,000       A+               9.500% due 2/1/10                                                            1,443,750
           2,000,000       A+             Series AU, 8.400% due 10/1/06                                                  2,572,500
           1,000,000       Aa1*       San Diego Public Safety Communication Project,
                                        6.650% due 7/15/11                                                               1,212,500
                                      Santa Margarita/Dana Point Authority Revenue GO:
          20,000,000       AAA          Series A, AMBAC-Insured, 5.125% due 8/1/18                                      20,200,000
           1,500,000       AAA          Water Improvement Districts 3-3A-4 & 4A, Series B, MBIA-Insured,
                                          7.250% due 8/1/14                                                              1,938,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,276,244
----------------------------------------------------------------------------------------------------------------------------------
Hospitals -- 12.2%
           1,500,000       A+         ABAG Finance Authority for Nonprofit Corps. COP,
                                        (Rehabilitation Mental Health Services Inc. Project),
                                        California Mortgage Insured, 6.550% due 6/1/22                                   1,616,250
             235,000       A+         California Health Facilities Authority Revenue, Victory Valley
                                        Community Hospital, Series 84-A, 9.875% due 7/1/12                                 236,069


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Hospitals -- 12.2% (continued)
                                      California Health Facilities Financing Authority Revenue:
                                        AMBAC-Insured:
         $ 2,500,000       AAA            Catholic Health Facilities, 5.750% due 7/1/15                                $ 2,678,125
           5,620,000       AAA            Catholic Healthcare West, Series E, 5.250% due 7/1/16                          5,746,450
                                        Industrial Health Facilities:
             705,000       A+             Casa De Las Campanas, Series A, 5.500% due 8/1/12                                729,674
           2,500,000       A+             Marshall Hospital, Series A, 5.250% due 11/1/18                                2,512,500
           1,000,000       AAA            Scripps Health, Series C, MBIA-Insured, 5.000% due 10/1/14                     1,017,500
                                        Kaiser Permanente, Series A, FSA-Insured:
           3,500,000       AAA            5.000% due 6/1/18                                                              3,495,625
           3,500,000       AAA            5.500% due 6/1/22                                                              3,670,625
                                        Series A, MBIA-Insured:
           2,000,000       AAA            Catholic Healthcare West, 5.000% due 7/1/17                                    2,000,000
           3,000,000       AAA            Catholic Healthcare West, 5.125% due 7/1/24                                    3,007,500
           2,000,000       AAA            Cedars-Sinai Center, 5.125% due 8/1/17                                         2,020,000
           5,145,000       AAA          Stanford Health Care, Series A, 5.000% due 11/15/18                              5,106,413
                                        Sutter Health:
                                          Series A, FSA-Insured:
           1,470,000       AAA              5.125% due 8/15/17                                                           1,484,700
           1,500,000       AAA              5.250% due 8/15/27                                                           1,518,750
                                          Series B:
           5,000,000       A-1+             AMBAC-Insured, 3.500% due 7/1/12(c)                                          5,000,000
           3,000,000       A-1+             3.500% due 3/1/20(c)                                                         3,000,000
           4,200,000       A-1+           Series C, 3.500% due 7/1/22(c)                                                 4,200,000
                                      California Statewide Community Development Authority Revenue COP:
           4,515,000       AAA          Industrial Health Facilities, Unihealth, Series A,
                                          AMBAC-Insured, 5.500% due 10/1/07(a)                                           4,853,625
             600,000       A-1+         John Muir/Mount Diablo Health, AMBAC-Insured,
                                          3.400% due 8/15/27                                                               600,000
          19,000,000       A            Kaiser Permanente, 5.300% due 12/1/15                                           19,261,250
           1,100,000       A+           Solheim Lutheran Home, 6.500% due 11/1/17                                        1,196,250
                                        St. Joseph's Health System:
           4,825,000       AA             5.500% due 7/1/14                                                              4,993,875
           4,000,000       AA             5.250% due 7/1/21                                                              4,050,000
           6,000,000       AA             6.625% due 7/1/21                                                              6,907,500
                                        Sutter Health Obligated Group:
                                          MBIA-Insured:
           3,500,000       AAA              5.500% due 8/15/09                                                           3,745,000
             500,000       AAA              6.000% due 8/15/25                                                             544,375
           1,030,000       A+             Villaview Community, 7.000% due 9/1/09                                         1,126,563
                                      Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
           2,200,000       AA           5.200% due 12/1/04                                                               2,312,750
           2,435,000       AA           5.375% due 12/1/06                                                               2,571,969
           1,000,000       AA           St. Agnes, 6.625% due 6/1/21                                                     1,113,750
           1,000,000       AAA        Modesto Health Facilities Revenue, Memorial Hospital Association,
                                        Series B, MBIA-Insured, 5.125% due 6/1/17                                        1,010,000
           2,000,000       A          Riverside County Asset Leasing Corp., (Riverside County Hospital
                                        Project), Series A, 6.375% due 6/1/09                                            2,162,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Hospitals -- 12.2% (continued)
          $2,750,000       A-         San Joaquin County COP, (General Hospital Project 1993),
                                        6.250% due 9/1/13                                                              $ 2,970,000
           9,550,000       A          Torrance Hospital Revenue Bonds, Little County of Mary Hospital,
                                        6.875% due 7/1/15(a)                                                            10,409,500
           1,500,000       NR         Valley Health System COP, 6.875% due 5/15/23                                       1,627,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       120,496,588
----------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.7%
           1,250,000       AAA        ABAG County, Series 96A, FNMA-Collateralized,
                                        5.700% due 11/1/06(a)                                                            1,329,688
                                      California HFA:
                                        Home Mortgage Revenue:
                                          Series B:
           3,000,000       AAA              AMBAC-Insured, 5.150% due 2/1/18(d)                                          3,018,750
             350,000       Aa2*             Project 1983, zero coupon due 8/1/15                                            63,000
             280,000       Aa2*           Series C, 8.300% due 8/1/19(d)                                                   286,300
                                          Series E:
             215,000       Aa2*             8.250% due 8/1/08(d)                                                           219,300
             380,000       Aa2*             8.350% due 8/1/19(d)                                                           387,600
           5,225,000       Aa2*             6.375% due 8/1/27(d)                                                         5,675,655
             990,000       Aa2*           Series F-1, 7.000% due 8/1/26(d)                                               1,069,200
                                        Series A:
           1,595,000       A+             6.625% due 2/1/24(d)                                                           1,698,675
               5,000       AAA            1985, MBIA-Insured, 8.750% due 8/1/10                                              5,144
             480,000       AAA          Series C, MBIA-Insured, 7.000% due 8/1/23(b)                                       511,800
           6,000,000       AAA        California Statewide Community Development Authority COP,
                                        St. Joseph's Health System Group, Series E,
                                        FNMA-Collateralized, 6.400% due 6/1/28(a)(d)                                     6,435,000
           2,250,000       A+         California State Department of Veterans Affairs, Series B,
                                        5.500% due 12/1/18(d)                                                            2,289,375
           1,670,000       NR         Hayward Housing Authority Revenue, FNMA-Collateralized, Family
                                        Revenue, Cypress Gardens, Series C, 9.375% due 12/1/18                           1,880,838
           6,000,000       AAA        Pleasanton-Suisun City HFA, Home Mortgage, Series A, MBIA-Insured,
                                        (Escrowed to maturity with U.S. government securities),
                                        zero coupon due 10/1/16(b)                                                       2,317,500
           1,750,000       AAA        Riverside County Housing Authority, Multi-Family Housing Revenue,
                                        Brandon Place Apartments, Series B, FNMA-Collateralized,
                                        5.625% due 7/1/09(d)                                                             1,859,375
           1,500,000       Aa3*       San Jose Multi-Family Timberwood Apartments, Series A,
                                        LOC -- Wells Fargo Bank, 7.500% due 2/1/20                                       1,537,500
           1,320,000       AAA        Santa Rosa Mortgage Revenue, (Village Square Apartments Project),
                                        Series A, FHA-Insured, 6.875% due 9/1/27                                         1,447,050
           2,755,000       AAA        Victorville Multi-Family Housing Revenue, Wimbledon Apartments,
                                        Series A, GNMA-Collateralized, 6.300% due 4/20/31(a)                             2,947,850
           1,700,000       AAA        Upland Hospital Revenue COP, San Antonio Community Hospital,
                                        (Pre-Refunded -- Escrowed with U.S. government securities,
                                        Call 1/1/99 @ 102), 7.800% due 1/1/18                                            1,757,511
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        36,737,111
----------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                   9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Housing: Single-Family -- 2.6%
                                      California HFA Revenue Bonds, Home Mortgage:
          $   10,000       Aa2*         10.250% due 2/1/14                                                               $  10,022
             310,000       Aa2*         Capital Appreciation, Series 1984-B, zero coupon due 8/1/16                         41,878
                                        Single-Family Mortgage:
           8,000,000       AAA            Issue A-2, FHA-Isured, 6.350% due 8/1/15(a)(d)                                 8,630,000
           3,650,000       AAA            Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21                          3,709,313
                                      Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized:
             745,000       Aaa*         Second Mortgage Project, 8.100% due 5/1/17                                         835,331
             495,000       AAA          Single-Family Mortgage Revenue, Mortgage Backed Securities
                                          Program, Issue A, 7.550% due 12/1/23(d)                                          516,038
             125,000       AAA        Martinez, CA Home Mortgage Revenue Bonds, 10.750% due 2/1/16                         198,906
           3,325,000       AAA        Perris County, Single-Family Mortgage, GNMA-Collateralized,
                                        (Escrowed to maturity with U.S. government securities),
                                        8.300% due 6/1/13(b)(d)                                                          4,409,781
                                      Riverside County Housing Authority Revenue Bonds,
                                        Single-Family mortgage Revenue, GNMA-Collateralized, Series A,
                                        (Escrowed to maturity with U.S. government securities):
           2,620,000       AAA            8.300% due 11/1/12(b)(d)                                                       3,507,525
           1,000,000       AAA            7.800% due 5/1/21(b)(d)                                                        1,347,500
           1,500,000       AAA        Sacramento County Single-Family Mortgage Revenue, Issue A,
                                        GNMA-Collateralized, (Escrowed to maturity with U.S. government
                                        securities), 8.125% due 7/1/16(b)(d)                                             2,040,000
             110,000       AA+        San Francisco City & County Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, 7.450% due 1/1/24(b)(d)                                  115,088
             160,000       AAA        Southern California HFA, Single-Family Mortgage Revenue,
                                        GNMA/FNMA-Collateralized, Series B, 7.750% due 3/1/24(d)                           168,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        25,529,782
----------------------------------------------------------------------------------------------------------------------------------
Industrial Development -- 0.1%
           1,000,000       Aa2*       Los Angeles IDA, IDR, (Altshule Properties Project),
                                        7.200% due 10/1/11(d)                                                            1,031,060
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 19.8%
             500,000       A2*        ABAG Finance Authority Nonprofit Corps., COP, Peninsula
                                        Family, YMCA, Series A, 6.800% due 10/1/11                                         528,125
           2,445,000       AAA        Alameda County COP, (Refunding & Capital Projects), AMBAC-Insured,
                                        5.000% due 6/1/12                                                                2,503,067
           2,500,000       NR         Alhambra, Arcadia, Azusa Counties, Independent Cities,
                                        Risk Management Authority COP, 7.250% due 3/1/07                                 2,528,450
           2,000,000       AAA        Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured,
                                        6.200% due 7/16/23                                                               2,262,500
           1,025,000       Baa*       Azusa COP, (Capital Improvements Refinancing Project),
                                        6.625% due 8/1/13                                                                1,101,875
                                      Brisbane Redevelopment Agency, Brisbane Community
                                        Redevelopment Bonds:
             200,000       AA             9.400% due 5/1/05                                                                203,746
             220,000       AA             9.400% due 5/1/06                                                                224,066
                                      California Public Capital Improvements Finance Authority Revenue,
                                        (Pooled Project):
             750,000       Baa*           Series A, 8.500% due 3/1/18                                                      775,620
             565,000       AAA            Series B, BIG-Insured, 8.100% due 3/1/18                                         576,526


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Miscellaneous -- 19.8% (continued)
          $5,000,000       AAA        California State Department of Transportation COP,
                                        Series A, MBIA-Insured, 5.250% due 3/1/16                                       $5,143,750
           5,000,000       AAA        California State University Headquarters Building Authority, Series B,
                                        MBIA-Insured, 5.125% due 9/1/17                                                  5,075,000
             150,000       A-         Concord Santa Cruz South Gate COP, Series A, 7.625% due 6/1/11                       150,975
                                      Contra Costa County COP, (Capital Projects), AMBAC-Insured:
           4,630,000       AAA          5.250% due 2/1/17                                                                4,739,963
           3,000,000       AAA          5.250% due 2/1/21                                                                3,060,000
                                      Dublin COP, (Civic Center Project), AMBAC-Insured:
           1,305,000       AAA          5.600% due 2/1/06                                                                1,316,419
           1,380,000       AAA          5.625% due 2/1/07                                                                1,392,075
                                      Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
           2,000,000       BBB          6.000% due 9/2/01                                                                2,067,500
           1,000,000       BBB          6.200% due 9/2/03                                                                1,045,000
           1,500,000       BBB          6.550% due 9/2/12                                                                1,635,000
                                      Irvine Import Board Act 1915:
           1,000,000       VMIG 1*      Updates Assessment District No. 89-10, 3.500% due 9/2/15(c)                      1,000,000
           2,600,000       A-1+         Updates Assessment District No. 97-16, 3.500% due 9/2/22(c)                      2,600,000
           3,600,000       VMIG 1*      Updates Assessment District No. 97-17, 3.500% due 9/2/23(c)                      3,600,000
           5,000,000       AAA        Long Beach Board Finance Authority Lease Revenue, (Civic Center
                                        Project), Series A, MBIA-Insured, 5.000% due 10/1/17                             5,018,750
           3,250,000       AAA        Los Angeles County Community Facilities, District No. 3 Special
                                        Tax Refunding, Series A, FSA-Insured, 5.500% due 9/1/14                          3,469,375
                                      Los Angeles County COP:
           2,000,000       Baa1*        Special Linked SAVRS & RIBS, 6.708% due 6/1/15                                   2,190,000
           1,000,000       Baa1*        Structured Yield Curve Note, 6.600% due 11/1/11                                  1,101,250
           7,500,000       AA         Los Angeles County Public Works Financing Authority Revenue,
                                        Regional Park & Open Space District, Series A, 5.000% due 10/1/19                7,462,500
                                      Oakland, CA State Buliding Authority Lease Revenue, Elihu M Harris,
                                        Series A, AMBAC-Insured:
           6,715,000       AAA            5.000% due 4/1/16                                                              6,773,756
           2,725,000       AAA            5.000% due 4/1/17                                                              2,735,219
           2,670,000       AAA        Ontario Redevelopment Finance Authority Revenue, (Project No. 1),
                                        MBIA-Insured, (Escrowed to maturity with U.S. government
                                        securities), 5.800% due 8/1/23(b)                                                2,820,188
           1,500,000       AAA        Orange County Community Facility District 86-1,
                                        FSA-Insured, 7.125% due 8/15/17                                                  1,575,150
           1,300,000       Baa*       Orange County Public Facility COP, Solid Waste Revenue,
                                        7.875% due 12/1/07                                                               1,339,767
           6,000,000       AAA        Orange County Recovery COP, Series A, MBIA-Insured,
                                        5.875% due 7/1/19                                                                6,517,500
           1,455,000       AAA        Placer County, CA Juvenile Detention Facilities, MBIA-Insured,
                                        5.000% due 7/1/18                                                                1,453,181
             920,000       Baa1*      Pleasanton Joint Powers Financing Authority Revenue, Series A,
                                        6.150% due 9/2/12                                                                  989,000
           6,670,000       AAA        Pomona, CA Public Financing Authority Revenue, (Redevelopment
                                        Project), Series W, MBIA-Insured, 5.000% due 2/1/24                              6,611,637
           7,000,000       AAA        Puerto Rico Commonwealth Infrastructure Financing Authority,
                                        Series A, AMBAC-Insured, 5.000% due 7/1/16                                       7,061,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Miscellaneous -- 19.8% (continued)
                                      Sacramento County COP, (Public Facilities Project):
                                        AMBAC-Insured:
         $14,495,000       AAA            4.750% due 10/1/17                                                          $ 14,150,744
           3,750,000       AAA            4.750% due 10/1/27                                                             3,595,313
           4,700,000       AAA          Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16                         4,829,250
           2,800,000       AAA        Salida Area Public Financing Agency Community Facilities District,
                                        Special Tax No. 1988-1, FSA-Insured, 5.250% due 9/1/18                           2,859,500
           2,000,000       AAA        San Bernadino COP, (Capital Facilities Project), Series B,
                                        (Escrowed to maturity with U.S. government securities),
                                        6.875% due 8/1/24(b)                                                             2,587,500
                                      San Diego County COP:
           9,000,000       AAA          Central Jail Refunding, AMBAC-Insured, 5.000% due 10/1/25                        8,921,250
           1,000,000       AAA          Regular Fixed Option Certificates, MBIA-Insured,
                                          6.363% due 11/18/19                                                            1,068,750
             135,000       A*         San Francisco Downtown Parking, Corporate Parking
                                        Revenue Bonds, 6.250% due 4/1/04                                                   149,344
          13,015,000       AAA        San Francisco, CA City & County Redevelopment Agency Hotel
                                        Tax Revenue, FSA-Insured, 5.000% due 7/1/18                                     12,998,731
           4,310,000       Aaa*       San Marcos Public Facilities Authority, Public Facilities Revenue,
                                        (Escrowed to maturity with U.S. government securities),
                                        zero coupon due 1/1/19(b)                                                        1,508,500
           5,995,000       AAA        San Ramone COP, (Central Park Project), FSA-Insured,
                                        5.000% due 8/1/24                                                                5,942,544
           2,875,000       AAA        Santa Ana Financing Authority Lease Revenue, Police
                                        Administration & Holding Facility, Series A, MBIA-Insured,
                                        6.250% due 7/1/24                                                                3,446,406
           3,460,000       A+         Santa Barbara County COP, 5.700% due 3/1/11                                        3,680,575
           7,180,000       AAA        Santa Maria Redevelopment Agency, Town Center Package,
                                        FSA-Insured, 5.000% due 6/1/16                                                   7,215,900
                                      Sonoma County COP, Detention Facilities Improvement Project:
           4,200,000       A+           5.000% due 11/15/13                                                              4,231,500
           3,000,000       A+           5.000% due 11/15/17                                                              2,962,500
           2,000,000       AAA        South Orange County Public Finance Authority, Special Tax Revenue,
                                        Series A, MBIA-Insured, 7.000% due 9/1/10                                        2,472,500
           1,100,000       AAA        Sunnyvale, CA COP, Parking Facilities, Series A, AMBAC-Insured,
                                        5.000% due 10/1/17                                                               1,105,500
             500,000       AA-        Tustin, CA Improvement Bond Act of 1915, Reassessment District
                                        No. 95-2, Series A, 3.500% due 9/2/13(c)                                           500,000
          10,000,000       BBB-       Virgin Islands Public Financing Authority Revenue, Series A,
                                        5.500% due 10/1/18                                                              10,162,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       195,036,987
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 3.4%
                                      California Financing Authority:
                                        Pacific Gas & Electric Co.:
                                          Series B:
           2,500,000       AA-              6.350% due 6/1/09(d)                                                         2,728,125
           4,300,000       A-1+             3.600% due 11/1/26(c)                                                        4,300,000
           5,000,000       A-1+           Series C, 3.550% due 11/1/26(c)                                                5,000,000
             800,000       A-1            Series G, 3.600% due 2/1/16(c)                                                   800,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Pollution Control Revenue -- 3.4% (continued)
                                        San Diego Gas & Electric, Series A:
          $5,800,000       A              5.900% due 6/1/14(a)                                                         $ 6,503,250
           1,500,000       A+             6.800% due 6/1/15(d)                                                           1,831,875
                                        Solid Waste Disposal Revenue, (Shell Martinez Refining Project),
                                          Series A:
           2,300,000       A-1+             3.500% due 10/1/31(c)(d)                                                     2,300,000
           1,800,000       VMIG 1*          3.600% due 10/1/24(c)(d)                                                     1,800,000
           1,600,000       A-1+           Series B, 3.600% due 12/1/24(c)(d)                                             1,600,000
             500,000       BBB          Resource Recovery Revenue, Series A,
                                          Waste Management, 7.150% due 2/1/11(d)                                           540,000
           5,200,000       A-1+       Orange County Sanitation Districts COP, District No.'s 1,2,3,6,7 & 11,
                                        Series C, FGIC-Insured, 3.500% due 8/1/17(c)                                     5,200,000
             400,000       P-1*       Unita County (Chevron USA Project), 3.700% due 8/15/20(c)                            400,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,003,250
----------------------------------------------------------------------------------------------------------------------------------
Pre-Refunded(e) -- 3.7%
                                      California Health Facilities Financing Authority Revenue:
             115,000       Aa1*         Community Provider Pooled Loan, Series A, (Call 6/1/00 @ 102),
                                          7.350% due 6/1/20                                                                124,200
           1,250,000       AA           South Coast Medical Center, (Call 7/1/00 @ 102),
                                          7.250% due 7/1/15                                                              1,351,563
           1,450,000       AAA          St. Elizabeth Hospital, (Call 11/15/02 @ 102),
                                          6.200% due 11/15/09                                                            1,604,063
                                      California Public Works Board Lease Revenue, Series A:
           2,000,000       AAA          California State University Project, (Call 10/1/02 @ 102),
                                          6.700% due 10/1/17                                                             2,250,000
           1,000,000       AAA          Department of Corrections State Prison, Series A,
                                          (Call 9/1/00 @ 102), 7.000% due 9/1/09                                         1,082,500
           1,405,000       AAA        Contra Costa County COP, Merrithew Memorial Hospital,
                                        (Call 11/1/02 @ 102), 6.500% due 11/1/06                                         1,571,844
           1,500,000       AAA        Desert Hospital District COP, (Call 7/1/00 @ 102), 8.100% due 7/1/20               1,646,250
           1,000,000       A+         Inglewood Insured Hospital Revenue Bonds, Daniel Freeman
                                        Hospital Inc., (Call 5/1/01 @ 102), 6.750% due 5/1/13                            1,093,750
             465,000       AAA        Local Government Finance Joint Powers Authority Revenue,
                                        Anaheim Redevelopment Agency, Series A, (Call 9/1/98 @ 102),
                                        8.200% due 9/1/15                                                                  474,300
             450,000       AAA        Los Angeles, CA Convention & Exhibition Center Authority,
                                        (Call 12/1/05 @ 100), 9.000% due 12/1/20                                           588,375
                                      Los Angeles Department of Water & Power:
           1,950,000       Aa3*         Electric Plantation Revenue, (Call 1/15/01 @ 102),
                                          7.100% due 1/15/31                                                             2,123,063
           1,550,000       AA           Water Works Revenue, (Call 2/15/99 @ 102), 7.200% due 2/15/19                    1,606,404
                                      Mojave Water Agency, Improvement District, Morongo Basin,
                                        (Call 9/1/02 @ 102):
           1,500,000       AAA            6.600%  due 9/1/13                                                             1,678,125
           5,510,000       AAA            6.600%  due 9/1/22                                                             6,164,313
             500,000       AAA        Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                                        7.300% due 8/1/21                                                                  571,250
           1,000,000       AAA        Orange County Community Facility District, Special Tax, Series A,
                                        (Call 8/15/00 @102), 7.800% due 8/15/15                                          1,096,250


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Pre-Refunded(e) -- 3.7% (continued)
          $1,740,000       AAA        Oxnard Public Facilities Corp. COP, Wastewater Treatment
                                        Plant Project, AMBAC-Insured, (Call 9/1/99 @ 100),
                                        7.500% due 9/1/06                                                              $ 1,808,834
           1,000,000       A2*        Rancho Mirage COP, Eisenhower Memorial Hospital, Joint Powers
                                        Financing Authority, (Call 3/1/02 @ 102), 7.000% due 3/1/22                      1,121,250
           2,000,000       AAA        Rancho Water District Financing Authority Revenue, Regular Fixed
                                        Option Bonds, AMBAC-Insured, (Call 9/11/01 @ 102),
                                        6.427% due 8/17/21                                                               2,180,000
           2,500,000       AAA        Riverside County Asset Leasing Corp., Leasehold Revenue, (Riverside
                                        County Hospital Project), Series A, (Call 6/1/99 @ 102),
                                        7.400% due 6/1/14                                                                2,622,050
           1,000,000       AAA        San Bernadino County COP, (West Valley Detention Center Project),
                                        (Call 11/1/98 @ 102), 7.700% due 11/1/18                                         1,026,770
           1,000,000       AAA        San Buenaventura COP, AMBAC-Insured,
                                        (Call 10/1/00 @ 102), 7.500% due 10/1/20                                         1,095,000
           1,300,000       AAA        Yolo County Flood Control & Water Conservation District COP,
                                        FGIC-Insured, (Call 7/15/03 @ 100), 7.125% due 7/15/15                           1,483,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        36,363,779
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste -- 1.8%
           2,770,000       AAA        Fresno County Finance Authority, Solid Waste Revenue Bonds,
                                        American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                       2,981,213
                                      Inland Empire Solid Waste Authority Revenue, FSA-Insured:
           5,000,000       AAA          6.250% due 8/1/11(d)                                                             5,650,000
           2,500,000       AAA          6.000% due 8/1/16(d)                                                             2,721,875
             500,000       BBB+       Kings County Waste Management Authority, Solid Waste Revenue,
                                        7.200% due 10/1/14(d)                                                              576,250
           1,000,000       BB         Nevada County COP, 7.500% due 6/1/21                                               1,063,750
           4,135,000       Baa1*      South Napa Waste Management Authority Revenue, (Solid Waste
                                        Transfer Facilities Project), 6.500% due 2/15/14(d)                              4,439,956
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        17,433,044
----------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 4.0%
           2,000,000       AAA        Anaheim Public Finance Authority, Tax Allocation Revenue, Regular
                                        Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18                            2,310,000
           1,000,000       Baa3*      Azusa Redevelopment Agency, Tax Allocation, Merged Project Area,
                                        Series A, 6.750% due 8/1/23                                                      1,075,000
           1,200,000       AAA        Bay Area Government Assessment, Tax Allocation,
                                        Redevelopment Agency Pool, Series A6, FSA-Insured,
                                        5.250% due 12/15/17                                                              1,230,000
             295,000       AAA        Brea Public Finance Authority, Tax Allocation,
                                        MBIA-Insured, 7.000% due 8/1/15                                                    323,763
              30,000       AAA        Concord Redevelopment Agency, Tax Allocation,
                                        Series 3, MBIA-Insured, 8.000% due 7/1/18                                           31,002
           6,000,000       AAA        Corona Redevelopment Agency, Tax Allocation,
                                        Redevelopment Project Area A, Series A,
                                        FGIC-Insured, 5.500% due 9/1/24                                                  6,217,500
           1,000,000       AAA        El Centro Redevelopment Tax Allocation,
                                        MBIA-Insured, 6.375% due 11/1/17                                                 1,133,750
           4,160,000       AAA        Fontana Public Finance Authority, Tax Allocation,
                                        MBIA-Insured, Series A, 5.000% due 9/1/20                                        4,128,800


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Tax Allocation -- 4.0% (continued)
         $10,000,000       AAA        Fremont, CA Alameda County Union School District, Series A,
                                        FGIC-Insured, 4.750% due 8/1/20                                                $ 9,712,500
           3,275,000       BBB+       Garden Grove Community Development Agency, Tax Allocation,
                                        (Garden Grove Community Project), 5.700% due 10/1/08                             3,463,312
           2,000,000       Baa*       Hawthorne Community Redevelopment, Tax Allocation,
                                        (Project Area 2), 6.625% due 9/1/14                                              2,187,500
           1,000,000       AAA        Irwindale Community Redevelopment Agency, Tax Allocation, (City
                                        Industrial Development Project), FSA-Insured, 5.000% due 8/1/17                  1,005,000
           2,275,000       AAA        Los Angeles, CA Community Redevelopment Agency, Tax Allocation,
                                        (Hollywood Redevelopment Project), Series C, MBIA-Insured,
                                        5.050% due 7/1/15                                                                2,314,813
           2,445,000       AAA        Rancho Cucamonga Redevelopment, Tax Allocation, (Rancho
                                        Redevelopment Project), MBIA-Insured, 5.250% due 9/1/16                          2,512,237
           2,000,000       AAA        Vista Community Development, Tax Allocation Revenue,
                                        Vista Redevelopment Project Area, MBIA-Insured,
                                        5.250% due 9/1/15                                                                2,047,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,692,677
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 2.5%
           5,000,000       AA         Los Angeles Harbor Department Revenue, Series B,
                                        5.375% due 11/1/15(d)                                                            5,137,500
           2,000,000       A          Port of Oakland Special Facilities Revenue, Series A,
                                        6.750% due 1/1/12(d)                                                             2,147,500
           9,000,000       AAA        Sacramento County Airport System Revenue, Series A,
                                        MBIA-Insured, 5.900% due 7/1/24(a)(d)                                            9,697,500
             400,000       A1*        Sacramento Regional Transportation District COP,
                                        Series A, 6.400% due 3/1/03                                                        439,000
           3,000,000       AAA        San Francisco Airport Community International Corp.
                                        Lease Revenue, FGIC-Insured, 6.500% due 5/1/19(d)                                3,345,000
             180,000       AAA        San Francisco Airport Improvement Corp., Lease Revenue,
                                        (Escrowed to maturity with U.S. government securities),
                                        8.000% due 7/1/13(b)                                                               225,000
                                      San Jose Airport Revenue Bonds, FGIC-Insured:
             200,000       AAA          5.400% due 3/1/04(d)                                                               212,750
           1,500,000       AAA          5.500% due 3/1/07(d)                                                             1,597,500
           1,250,000       A*         Santa Barbara COP, (Harbor Reference Project),
                                        6.750% due 10/1/27                                                               1,365,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        24,167,375
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 4.7%
                                      Northern California Power Agency Public Power Refunding:
           1,110,000       A-           Geothermal Project No. 3, Series A, 5.000% due 7/1/09                            1,110,599
                                        Hydroelectric Project No. 1, Series A, MBIA-Insured:
           5,000,000       AAA            5.000% due 7/1/17                                                              5,018,750
           3,920,000       AAA            5.000% due 7/1/18                                                              3,915,100
           2,000,000       AAA        Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS,
                                        MBIA-Insured, 6.368% due 7/8/22                                                  2,387,500
           2,670,000       AAA        Redding Joint Powers Finance Authority, Electric System Revenue,
                                        Series D, MBIA-Insured, 5.250% due 6/1/15                                        2,753,438


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Utilities -- 4.7% (continued)
                                      Sacramento Municipal Utility District Electric Revenue:
                                        Series D:
         $ 4,000,000       AAA            FGIC-Insured, 5.250% due 11/15/12                                            $ 4,145,000
           4,500,000       AAA            MBIA-Insured, 5.250% due 11/15/20                                              4,550,625
           3,000,000       A            Series E, 5.700% due 5/15/12                                                     3,172,500
           5,425,000       AAA          Series I, MBIA-Insured, 5.750% due 1/1/15                                        5,804,750
           3,000,000       AAA          Series L, MBIA-Insured, 5.200% due 7/1/17                                        3,063,750
                                      Southern California Public Power Authority:
           5,000,000       AAA          Power Project Revenue, (Mead Adelanto Project), Series A,
                                          AMBAC-Insured, 5.000% due 7/1/17                                               5,018,750
           3,000,000       AAA          Transmission Project Revenue, MBIA-Insured, 5.750% due 7/1/21                    3,150,000
           1,960,000       BBB-       Trinity County, Public Utility District COP, Electric District Facilities,
                                        6.750% due 4/1/23(d)                                                             2,084,950
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        46,175,712
----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer -- 20.9%
           8,000,000       AAA        Arcade Water Distrct Revenue COP, FGIC-Insured,
                                        5.000% due 11/1/17                                                               8,030,000
                                      California State Department of Water, Central Valley Project Revenue:
                                        Series O:
           1,000,000       AA             5.000% due 12/1/22                                                               991,250
           2,235,000       AA             4.750% due 12/1/25                                                             2,142,806
                                        Series S:
           5,000,000       AA             5.000% due 12/1/19                                                             4,993,750
           5,000,000       AA             5.000% due 12/1/22                                                             4,956,250
           6,500,000       AAA        Calleguas-Las Virgines, CA Public Financing Authority, Municipal
                                        Water District, FSA-Insured, 5.000% due 11/1/17                                  6,532,500
                                      East Bay Municipal Utility District, FGIC-Insured:
                                        Wastewater Treatment Systems Revenue:
           4,155,000       AAA            4.750% due 6/1/21                                                              4,004,380
           9,300,000       AAA            5.000% due 6/1/26                                                              9,218,625
                                        Water Systems Revenue:
           7,500,000       AAA            5.000% due 6/1/15                                                              7,584,375
           1,750,000       AAA            5.000% due 6/1/16                                                              1,763,125
           5,000,000       AAA            4.750% due 6/1/21                                                              4,818,750
           8,400,000       AAA            5.000% due 6/1/26                                                              8,326,500
                                      Eastern Municipal Water District COP,
                                        Water & Sewer Revenue, Series A:
                                          FGIC-Insured:
           1,000,000       AAA              6.750% due 7/1/12                                                            1,226,250
           1,000,000       AAA              5.375% due 7/1/13                                                            1,043,750
          17,750,000       AAA            MBIA-Insured, 5.250% due 7/1/23                                               18,082,813
                                      El Centro Financing Authority, Water & Wastewater Revenue,
                                        Series A, AMBAC-Insured:
           1,500,000       AAA            5.125% due 10/1/17                                                             1,522,500
           1,900,000       AAA            5.125% due 10/1/27                                                             1,904,750
                                      Fresno Sewer Revenue, Series A, MBIA-Insured:
          18,150,000       AAA          5.000% due 9/1/23                                                               17,991,188
           7,400,000       AAA          4.750% due 9/1/26                                                                7,104,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1998
--------------------------------------------------------------------------------

             FACE
            AMOUNT        RATING                                    SECURITY                                              VALUE
==================================================================================================================================
Water & Sewer -- 20.9% (continued)
                                      Irvine Ranch Water District:
          $  500,000       A-1+         District No.'s 140, 240, 105, 250, 3.500% due 4/1/33(c)                         $  500,000
                                        Joint Powers Agency, Local Pool Revenue, FNMA Investment,
                                          Series B:
           2,000,000       A-1+             3.300% due 10/1/04(c)                                                        2,000,000
           1,400,000       A-1+             3.250% due 8/1/09(c)                                                         1,400,000
           2,500,000       A-1+             3.500% due 10/1/10(c)                                                        2,500,000
             200,000       AA         Los Angeles COP, 6.600% due 11/1/99                                                  207,000
                                      Los Angeles Waste Water System Revenue:
           2,430,000       AAA          Series A, MBIA-Insured, 5.700% due 6/1/09                                        2,627,437
          12,330,000       AAA          Series D, FGIC-Insured, 4.700% due 11/1/17                                      11,960,100
                                      Metropolitan Water District, Southern California Waterworks Revenue:
           4,500,000       AA           Series C, 5.250% due 7/1/16                                                      4,623,750
           2,500,000       AAA          Series C, MBIA-Insured, 4.750% due 7/1/21                                        2,409,375
           5,000,000       AAA        Modesto Irrigation District Financing Authority Revenue, Series A,
                                        MBIA-Insured, 6.000% due 10/1/15                                                 5,537,500
           6,045,000       AAA        Orange Cove Irrigation District Revenue COP, (Rehabilitation Project),
                                        AMBAC-Insured, 5.000% due 2/1/17                                                 6,067,669
           1,875,000       AAA        Palmdale, CA Water District Revenue COP, FGIC-Insured,
                                        5.000% due 10/1/18                                                               1,872,656
           4,560,000       AAA        Pittsburg Public Finance Authority, Waste Water Revenue, Series A,
                                        FGIC-Insured, 5.375% due 6/1/22                                                  4,668,300
           2,855,000       AAA        Pomona Public Financing Authority, Series Q, MBIA-Insured,
                                        5.750% due 12/1/15                                                               3,065,556
          28,875,000       AAA        San Diego PFA Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20                     28,658,438
          15,000,000       Aa*        San Francisco Public Utility, Community Water Revenue,
                                        5.000% due 11/1/26                                                              14,868,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       205,204,093
----------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS -- 100%
                                      (Cost -- $904,078,428**)                                                        $983,502,634
==================================================================================================================================

(a) Security partially segregated by Custodian for open purchase commitments and/or futures contracts commitments.

(b) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(d) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(e) Bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuerhad not applied for new ratings.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 18 and 19 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  17

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's") except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA"' have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB       -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's  -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered to be medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG        -- Association of Bay Area Governments
AIG         -- American International Guaranty
AMBAC       -- AMBAC Indemnity Corporation
BAN         -- Bond Anticipation Notes
BIG         -- Bond Investors Guaranty
CGIC        -- Capital Guaranty Insurance Company
CHFCLI      -- California Health Facility Construction Loan Insurance
CONNIE LEE  -- College Construction Loan Insurance Association
COP         -- Certificate of Participation
EDA         -- Economic Development Authority
ETM         -- Escrowed To Maturity
FAIRS       -- Floating Adjustable Interest Rate Securities
FGIC        -- Financial Guaranty Insurance Company
FHA         -- Federal Housing Administration
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRTC        -- Floating Rate Trust Certificates
FSA         -- Federal Savings Association
GIC         -- Guaranteed Investment Contract
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HDC         -- Housing Development Corporation
HFA         -- Housing Finance Authority
IDA         -- Industrial Development Agency
IDB         -- Industrial Development Board
IDR         -- Industrial Development Revenue
INFLOS      -- Inverse Floaters
ISD         -- Independent School District
LOC         -- Letter of Credit
MBIA        -- Municipal Bond Investors Assurance Corporation
MVRICS      -- Municipal Variable Rate Inverse Coupon Security
PCR         -- Pollution Control Revenue
PSFG        -- Permanent School Fund Guaranty
RAN         -- Revenue Anticipation Notes
RIBS        -- Residual Interest Bonds
SAVRS       -- Select Auction Variable Rate Securities
TAN         -- Tax Anticipation Notes
TECP        -- Tax Exempt Commercial Paper
TOB         -- Tender Option Bonds
TRAN        -- Tax and Revenue Anticipation Notes
SYCC        -- Structured Yield Curve Certificate
VA          -- Veterans Administration
VRDD        -- Variable Rate Daily Demand
VRWE        -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  19

---------------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                         August 31, 1998
---------------------------------------------------------------------------------------
ASSETS:
     Investments, at value (Cost -- $904,078,428)                        $  983,502,634
     Cash                                                                       246,708
     Interest receivable                                                     13,066,891
     Receivable for Fund shares sold                                          3,666,108
     Receivable for securities sold                                          10,007,515
     Other assets                                                                10,169
---------------------------------------------------------------------------------------
     Total Assets                                                         1,010,500,025
---------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                         9,674,672
     Payable for Fund shares purchased                                          441,485
     Payable to broker-variation margin                                         356,250
     Investment advisory fees payable                                           259,703
     Administration fees payable                                                164,683
     Distribution fees payable                                                   74,703
     Accrued expenses                                                           144,500
---------------------------------------------------------------------------------------
     Total Liabilities                                                       11,115,996
---------------------------------------------------------------------------------------
Total Net Assets                                                         $  999,384,029
=======================================================================================
NET ASSETS:
     Par value of capital shares                                         $       58,620
     Capital paid in excess of par value                                    918,357,306
     Overdistributed net investment income                                   (1,799,534)
     Accumulated net realized gain from security transactions
        and futures contracts                                                 6,359,055
     Net unrealized appreciation of investments
        and futures contracts                                                76,408,582
---------------------------------------------------------------------------------------
Total Net Assets                                                         $  999,384,029
=======================================================================================
Shares Outstanding:
     Class A                                                                 42,429,374
     ----------------------------------------------------------------------------------
     Class B                                                                 13,884,450
     ----------------------------------------------------------------------------------
     Class L                                                                  2,306,313
     ----------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                      $        17.05
     ----------------------------------------------------------------------------------
     Class B *                                                           $        17.04
     ----------------------------------------------------------------------------------
     Class L **                                                          $        17.03
     ----------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)   $        17.76
     ----------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)   $        17.20
=======================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)     For the Six Months Ended August 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                      $ 25,665,673
--------------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                                1,445,195
     Distribution fees (Note 3)                                       1,390,517
     Administration fees (Note 3)                                       917,803
     Shareholder and system servicing fees                              106,069
     Shareholder communications                                          37,000
     Audit and legal                                                     28,383
     Registration fees                                                   25,343
     Directors' fees                                                     20,781
     Pricing service fees                                                17,740
     Custody                                                             17,486
     Other                                                                3,752
--------------------------------------------------------------------------------
     Total Expenses                                                   4,010,069
--------------------------------------------------------------------------------
Net Investment Income                                                21,655,604
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term securities)        2,930,487
       Futures contracts                                             (2,358,000)
--------------------------------------------------------------------------------
     Net Realized Gain                                                  572,487
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments
     and Futures Contracts:
       Beginning of period                                           72,422,115
       End of period                                                 76,408,582
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                          3,986,467
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         4,558,954
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 26,214,558
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 1998 (unaudited) and the Year Ended February 28, 1998

                                                                       August 31      February 28
==================================================================================================
OPERATIONS:
     Net investment income                                           $  21,655,604   $  39,954,481
     Net realized gain                                                     572,487      16,037,222
     Increase in net unrealized appreciation                             3,986,467      33,262,757
--------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                             26,214,558      89,254,460
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                             (22,306,833)    (40,945,727)
     Net realized gains                                                         --     (11,749,638)
--------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                                   (22,306,833)    (52,695,365)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                  114,786,173     171,885,490
     Net asset value of shares issued for reinvestment of dividends     12,361,608      29,781,914
     Cost of shares reacquired                                         (44,423,728)    (94,186,514)
--------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                82,724,053     107,480,890
--------------------------------------------------------------------------------------------------
Increase in Net Assets                                                  86,631,778     144,039,985
NET ASSETS:
     Beginning of period                                               912,752,251     768,712,266
--------------------------------------------------------------------------------------------------
     End of period*                                                  $ 999,384,029   $ 912,752,251
==================================================================================================
   * Includes overdistributed net investment income of:              $  (1,799,534)  $  (1,148,305)
==================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares.

On June 12, 1998, the Fund's Class C shares were renamed Class L shares. Effective June 15, 1998, Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

There is also a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 1998, SB received sales charges of approximately $906,000 and $21,000 on sales of the Portfolio's Class A shares and Class L shares respectively. In addition, CDSCs paid to SB were approximately:

                                                    Class A              Class B
================================================================================
CDSCs                                               $11,000              $89,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

For the six months ended August 31, 1998, total Distribution Plan fees incurred were:

                                        Class A         Class B          Class L
================================================================================
Distribution Plan Fees                 $524,915        $739,939         $125,663
================================================================================

All officers and one Director of the Fund are employees of SB.

4. Investments

During the six months ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $120,582,537
--------------------------------------------------------------------------------
Sales                                                                73,188,247
================================================================================

At August 31, 1998, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $79,427,296
Gross unrealized depreciation                                            (3,090)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $79,424,206
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).


--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At August 31, 1998, the Fund had the following open futures contracts:

                                   Expiration      # of           Basis        Market       Unrealized
                                   Month/Year    Contracts        Value         Value          Loss
=======================================================================================================
Future contracts to sell:
U.S. Government Long Bond Index       9/98          600        $73,259,376   $76,275,000   $(3,015,624)
=======================================================================================================

6. Capital Shares

At August 31, 1998, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At August 31, 1998, total paid-in capital amounted to the following for each class:

                                                  Class A         Class B        Class L
==========================================================================================
Total Paid-in Capital                          $654,578,886    $225,884,268    $37,952,772
==========================================================================================

Transactions in shares of each class were as follows:

                                      Six Months Ended                   Year Ended
                                       August 31, 1998               February 28, 1998*
                                  -------------------------      -------------------------
                                    Shares        Amount           Shares        Amount
==========================================================================================
Class A
Shares sold                        4,610,509   $ 77,554,988       6,214,750   $103,679,768
Shares issued on reinvestment        623,931      9,087,985       1,316,448     21,906,147
Shares redeemed                   (1,915,953)   (30,467,766)     (4,019,227)   (66,642,233)
------------------------------------------------------------------------------------------
Net Increase                       3,318,487   $ 56,175,207       3,511,971   $ 58,943,682
==========================================================================================
Class B
Shares sold                        1,718,295   $ 28,725,530       2,887,789   $ 48,061,691
Shares issued on reinvestment        189,394      2,747,300         413,966      6,891,397
Shares redeemed                     (755,440)   (11,981,175)     (1,236,051)   (20,591,600)
------------------------------------------------------------------------------------------
Net Increase                       1,152,249   $ 19,491,655       2,065,704   $ 34,361,488
==========================================================================================
Class L
Shares sold                          505,322   $  8,505,655         973,664   $ 16,181,597
Shares issued on reinvestment         35,730        526,323          56,783        947,401
Shares redeemed                     (123,212)    (1,974,787)       (169,042)    (2,817,702)
------------------------------------------------------------------------------------------
Net Increase                         417,840   $  7,057,191         861,405   $ 14,311,296
==========================================================================================
Class Y
Shares sold                               --             --         249,488   $  3,962,434
Shares issued on reinvestment             --             --           2,241         36,969
Shares redeemed                           --             --        (251,729)    (4,134,979)
------------------------------------------------------------------------------------------
Net Decrease                              --             --              --   $   (135,576)
==========================================================================================

* For Class Y shares, transactions are for the period from April 16, 1997 (inception date) to October 24, 1997.

7. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                                1998(1)        1998         1997         1996(2)        1995        1994(2)
=========================================================================================================================
Net Asset Value, Beginning of Period        $  16.99       $  16.26     $  16.31     $  15.40       $  16.15     $  16.70
-------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                         0.40           0.82         0.85         0.85           0.89         0.86
  Net realized and unrealized gain (loss)       0.07           0.98         0.15         0.93          (0.56)        0.08
-------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.47           1.80         1.00         1.78           0.33         0.94
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       (0.41)         (0.84)       (0.85)       (0.84)         (0.89)       (0.84)
   Net realized gains                             --          (0.23)       (0.20)       (0.03)         (0.19)       (0.65)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.41)         (1.07)       (1.05)       (0.87)         (1.08)       (1.49)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  17.05       $  16.99     $  16.26     $  16.31       $  15.40     $  16.15
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    2.79%++       11.44%        6.37%       11.93%          2.46%        5.92%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $723,474       $664,471     $578,687     $582,324       $401,743     $425,181
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.69%+         0.70%        0.71%        0.76%          0.80%        0.80%
  Net investment income                         4.66+          4.97         5.29         5.26           5.76         5.20
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            8%            43%          60%          44%            59%          76%
=========================================================================================================================

Class B Shares                                1998(1)        1998         1997         1996(2)        1995        1994(2)
==========================================================================================================================
Net Asset Value, Beginning of Period        $  16.98       $  16.25     $  16.32     $  15.40       $  16.15     $  16.70
-------------------------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                         0.36           0.74         0.76         0.75           0.81         0.77
  Net realized and unrealized gain (loss)       0.06           0.98         0.14         0.96          (0.57)        0.09
-------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.42           1.72         0.90         1.71           0.24         0.86
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.36)         (0.76)       (0.77)       (0.76)         (0.80)       (0.76)
  Net realized gains                              --          (0.23)       (0.20)       (0.03)         (0.19)       (0.65)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.36)         (0.99)       (0.97)       (0.79)         (0.99)       (1.41)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $  17.04       $  16.98     $  16.25     $  16.32       $  15.40     $  16.15
-------------------------------------------------------------------------------------------------------------------------
Total Return                                    2.54%++       10.88%        5.73%       11.39%          1.89%        5.40%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $236,633       $216,234     $173,347     $153,044       $127,888     $107,740
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.21%+         1.21%        1.23%        1.29%          1.32%        1.33%
  Net investment income                         4.14+          4.45         4.75         4.71           5.25         4.67
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            8%            43%          60%          44%            59%          76%
=========================================================================================================================

(1)   For the six months ended August 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each period:

Class L Shares                           1998(1)         1998         1997        1996(2)      1995(3)
========================================================================================================
Net Asset Value, Beginning of Period     $16.97         $16.24       $16.31       $15.40       $14.19
--------------------------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                    0.35           0.73         0.75         0.78         0.24
  Net realized and unrealized gain         0.07           0.98         0.15         0.92         1.39*
--------------------------------------------------------------------------------------------------------
Total Income From Operations               0.42           1.71         0.90         1.70         1.63
--------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                  (0.36)         (0.75)       (0.77)       (0.76)       (0.23)
   Net realized gains                        --          (0.23)       (0.20)       (0.03)       (0.19)
--------------------------------------------------------------------------------------------------------
Total Distributions                       (0.36)         (0.98)       (0.97)       (0.79)       (0.42)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $17.03         $16.97       $16.24       $16.31       $15.40
--------------------------------------------------------------------------------------------------------
Total Return                               2.51%++       10.83%        5.68%       11.30%       11.72%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $39,277        $32,047      $16,678      $10,809         $762
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                 1.26%+         1.26%        1.29%        1.39%        1.37%+
  Net investment income                    4.10+          4.39         4.69         4.44         5.19+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       8%            43%          60%          44%          59%
========================================================================================================

(1)   For the six months ended August 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3)   For the period from November 14, 1994 (inception date) to February 28,
      1995.

* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions of Fund shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney California Municipals Fund Inc.                                  27

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On March 9, 1998, the Special Meeting of shareholders of the Fund was held for the purpose of voting on the following matters:

1.    To elect Directors of the Fund; and

2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

The results of the vote on Proposal 1 were as follows:

                          Shares Voted     Percentage    Shares Voted   Percentage of
Name of Directors              For        Shares Voted      Against     Shares Voted
=====================================================================================
Herbert Barg             27,609,547.355      97.837%      610,436.281       2.163%
Alfred J. Bianchetti     27,596,286.096      97.790       623,697.540       2.210
Martin Brody             27,604,659.921      97.820       615,323.715       2.180
Dwight B. Crane          27,646,375.930      97.967       573,607.706       2.033
Burt N. Dorsett          27,639,835.113      97.944       580,148.523       2.056
Elliot S. Jaffe          27,620,742.983      97.877       599,240.653       2.123
Stephen E. Kaufman       27,645,342.474      97.964       574,641.162       2.036
Joseph J. McCann         27,646,097.324      97.966       573,886.312       2.034
Heath B. McLendon        27,627,254.908      97.900       592,728.728       2.100
Cornelius C. Rose, Jr.   27,644,219.497      97.960       575,764.139       2.040
=====================================================================================

Proposal 2 requested that shareholders approve certain changes to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

Please note that "M" indicates a modification of the policy; and "R" indicates the reclassification of the policy from fundamental (which would require shareholder approval to change) to non-fundamental (which can be changed by a vote of the Board of Directors).

================================================================================
M    Issuance of Senior Securities                                      Approved
--------------------------------------------------------------------------------
M    Borrowing                                                          Approved
--------------------------------------------------------------------------------
M    Lending                                                            Approved
--------------------------------------------------------------------------------
R    Margin and Short-Sales                                             Approved
--------------------------------------------------------------------------------
M    Real Estate                                                        Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all Proposals.*

    Shares       Percentage     Shares     Percentage                 Percentage
     Voted        of Shares      Voted      of Shares     Shares       of Shares
      For           Voted       Against       Voted     Abstaining       Voted
================================================================================
24,870,401.116     88.304%    773,372.549    2.746%    2,520,851.971    8.950%
================================================================================
*     Broker non-votes constituted less than one percent of voted shares.


--------------------------------------------------------------------------------
28                                       1998 Semi-Annual Report to Shareholders

Smith Barney
California Municipals
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose
James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney California Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Smith Barney
------------

      A Member of TravelersGroup[LOGO]

Smith Barney California
Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street
MF-2
New York, New York 10013

www.smithbarney.com

FD0434 10/98